UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

ACAS CLO Ltd., Series 2012-1A, Class D, 5.13%, 9/20/23 (a)(b)	USD	1,500	$1,511,250
Apidos CDO XI, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)		675	672,638
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		750	718,597
Carlyle Global Market Strategies CLO Ltd. (a)(b):
Series 2012-4A, Class D, 4.78%, 1/20/25		700	700,350
Series 2013-1A, Class C, 4.29%, 2/14/25		250	250,098
Cavalry CLO Ltd., Series 2A, Class D, 4.38%, 1/17/24 (a)(b)		500	490,000
Cent CLO LP, Series 2013-17A, Class C, 3.79%, 1/30/25 (a)(b)		500	482,975
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (a)(b)		950	949,990
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.48%, 4/17/22 (a)(b)		1,550	1,550,310
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.28%, 9/20/22 (a)(b)		1,500	1,507,500
ING Investment Management, Series 2012-2A, Class D, 4.83%, 10/15/22 (a)(b)		1,550	1,560,850
LCM XI LP, Series 11A, Class D2, 4.23%, 4/19/22 (a)(b)		1,625	1,625,000
Marea CLO Ltd., Series 2012-1A, Class D, 4.83%, 10/16/23 (a)(b)		1,650	1,646,700
OZLM Funding Ltd. (a)(b):
Series 2012-2A, Class C, 4.63%, 10/30/23		500	498,200
Series 2013-3A, Class C, 4.15%, 1/22/25		500	491,650
Race Point VI CLO Ltd., Series 2012-6A, Class D, 4.77%, 5/24/23 (a)(b)		1,075	1,078,977
Regatta Funding LP, Series 2013-2A, Class C, 4.80%, 1/15/25 (a)(b)		500	500,065
Symphony CLO Ltd. (a)(b):
Series 2012-10A, Class D, 5.53%, 7/23/23		1,500	1,511,250
Series 2012-9A, Class D, 4.53%, 4/16/22		1,625	1,625,650
West CLO Ltd., Series 2012-1A, Class C, 5.03%, 10/30/23 (a)(b)		1,385	1,391,059

Total Asset-Backed Securities – 3.6%			20,763,109

		Shares	Value
Common Stocks (c)

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		23,849	$18,125

Diversified Financial Services — 0.3%
Kcad Holdings I Ltd.	217,833,983		1,413,742

Electrical Equipment — 0.0%
Medis Technologies Ltd.		260,833	3

Metals & Mining — 0.0%
Euramax International		468	93,500

Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd.		445,192	1,627,468
Ainsworth Lumber Co. Ltd. (a)		346,000	1,261,519
Western Forest Products, Inc.		84,448	105,077

			2,994,064

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	35,898

Software — 0.3%
Bankruptcy Management Solutions, Inc.		536	—
HMH Holdings/EduMedia		64,670	1,710,513

			1,710,513

Total Common Stocks – 1.1%			6,265,845

		Par (000)
Corporate Bonds

Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	324	341,773
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		675	708,750
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		206	234,305
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18 (d)		2,180	2,147,300

			3,432,128

Auto Components — 0.5%
Icahn Enterprises LP, 8.00%, 1/15/18		2,085	2,210,100
Schaeffler Finance BV, 4.75%, 5/15/21 (a)		896	880,320

			3,090,420

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Building Products — 0.3%
Cemex SAB de CV, 5.88%, 3/25/19 (a)	USD	309	$307,455
Momentive Performance Materials, Inc., 8.88%, 10/15/20		1,185	1,276,838

			1,584,293

Capital Markets — 0.0%
E*Trade Financial Corp.0.00, 8/31/19 (a)(e)(f)		129	146,415

Chemicals — 0.5%
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15		1,559	3,086,994

Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		1,158	1,213,256
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		52	56,290
UR Merger Sub Corp., 5.75%, 7/15/18		350	373,625

			1,643,171

Communications Equipment — 0.6%
Avaya, Inc., 7.00%, 4/01/19 (a)		787	733,878
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,470	1,631,700
10.13%, 7/01/20		1,095	1,272,937

			3,638,515

Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		335	336,675

Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		1,550	1,627,500

Containers & Packaging — 0.1%
Ardagh Packaging Finance Plc, 4.88%, 11/15/22 (a)		292	291,270

Diversified Financial Services — 1.1%
Ally Financial, Inc.:
7.50%, 12/31/13		20	20,650
7.50%, 9/15/20		160	186,800
8.00%, 11/01/31		360	464,400
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		4,075	4,136,125
6.88%, 2/15/21		1,305	1,393,087

			6,201,062

Energy Equipment & Services — 0.3%
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		498	530,370
		Par (000)	Value
Corporate Bonds

Energy Equipment & Services (concluded)
Tervita Corp., 8.00%, 11/15/18 (a)	USD	1,015	$1,050,525

			1,580,895

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 7.75%, 4/15/18		305	315,675

Health Care Providers & Services — 0.8%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		1,566	1,632,555
HCA, Inc., 6.50%, 2/15/20		1,635	1,843,462
Tenet Healthcare Corp.:
6.25%, 11/01/18		372	411,990
4.50%, 4/01/21 (a)		750	736,875

			4,624,882

Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (a)		3,540	4,155,075

Hotels, Restaurants & Leisure — 0.3%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		948	919,560
Travelport LLC, 6.40%, 3/01/16 (a)(b)		657	622,721
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c)(g)		120	—

			1,542,281

Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18		790	856,163

Household Products — 0.1%
Spectrum Brands, Inc., 9.50%, 6/15/18		505	558,656

Independent Power Producers & Energy Traders — 1.5%
Dynegy, Inc., 5.88%, 6/01/23 (a)		935	920,975
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20 (a)		1,115	1,264,131
10.00%, 12/01/20		5,790	6,593,363

			8,778,469

Insurance — 0.3%
Ally Financial, Inc., 2.49%, 12/01/14 (b)		1,950	1,959,690

IT Services — 0.3%
First Data Corp. (a):
7.38%, 6/15/19		700	738,500
6.75%, 11/01/20		1,075	1,123,375

			1,861,875

Media — 1.1%
AMC Networks, Inc., 7.75%, 7/15/21		455	515,287

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Media (concluded)
Checkout Holding Corp., 9.83%, 11/15/15 (a)(e)	USD	906	$715,740
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		387	388,935
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		829	870,450
6.50%, 11/15/22		2,240	2,363,200
Lynx I Corp., 5.38%, 4/15/21 (a)		500	520,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		1,120	1,209,600

			6,583,212

Metals & Mining — 0.0%
RathGibson, Inc., 11.25%, 2/15/14 (c)(g)		1,390	—

Oil, Gas & Consumable Fuels — 0.5%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		635	685,800
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)		385	397,512
Pacific Drilling SA, 5.38%, 6/01/20 (a)(d)		910	900,900
Petrobras Global Finance BV, 3.00%, 1/15/19		681	664,223

			2,648,435

Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		730	826,725

Wireless Telecommunication Services — 0.8%
Sprint Nextel Corp. (a):
9.00%, 11/15/18		1,530	1,855,125
7.00%, 3/01/20		2,410	2,711,250

			4,566,375

Total Corporate Bonds – 11.4%			65,936,851

Floating Rate Loan Interests (b)

Aerospace & Defense — 1.3%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		2,240	2,252,320
DynCorp International LLC, Term Loan B, 6.25%, 7/07/16		1,174	1,180,513
The SI Organization, Inc., Term Loan B, 4.50%, 11/22/16		1,699	1,688,462
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		1,584	1,595,880
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		898	906,952

			7,624,127

		Par (000)	Value
Floating Rate Loan Interests (b)

Airlines — 1.4%
Delta Air Lines, Inc.:
Term Loan, 3.53%, 9/16/15	USD	1,488	$1,420,659
Term Loan B, 5.00%, 4/20/17		2,233	2,256,642
Northwest Airlines, Inc.:
2.30%, 3/10/17		521	482,109
2.30%, 3/10/17		523	483,754
1.68%, 9/10/18		435	384,497
1.68%, 9/10/18		443	391,856
1.68%, 9/10/18		438	387,799
US Airways Group, Inc., Term Loan B1, 4.25%, 5/23/19		2,025	2,022,975

			7,830,291

Auto Components — 4.6%
Affinia Group Intermediate Holdings Inc., Term Loan B2, 4.75%, 4/15/20		1,580	1,583,950
Autoparts Holdings Ltd., First Lien Term Loan, 6.50%, 7/28/17		2,797	2,755,046
Federal-Mogul Corp.:
Term Loan B, 2.14%, 12/29/14		6,657	6,513,277
Term Loan C, 2.14%, 12/28/15		5,389	5,266,297
FleetPride Corp., First Lien Term Loan, 5.25%, 11/20/19		1,571	1,568,125
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19		5,015	5,041,479
GPX International Tire Corp. (c)(g):
Term Loan, 0.00%, 12/31/13		1,097	—
Term Loan, 0.00%, 12/31/13 (h)		18	—
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		35	35,423
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18		2,139	2,160,642
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,463	1,468,306

			26,392,545

Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17		1,428	1,438,484

Building Products — 1.4%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/16/20		1,145	1,146,431
CPG International, Inc., Term Loan, 5.75%, 9/18/19		3,592	3,615,909
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		3,446	3,447,224

			8,209,564

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Capital Markets — 1.9%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16	USD	2,312	$2,340,900
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		1,520	1,529,827
Knight Capital Group, Inc., Term Loan B, 5.38%, 11/10/17		1,900	1,881,000
Nuveen Investments, Inc.:
Incremental Term Loan, 4.19%, 5/13/17		4,450	4,462,060
Second Lien Term Loan, 6.50%, 2/28/19		588	589,470

			10,803,257

Chemicals — 4.5%
AI Chem & Cy S.C.A.:
Second Lien Term Loan, 8.25%, 4/03/20		540	553,500
Term Loan B1, 4.50%, 10/03/19		1,116	1,123,652
Term Loan B2, 4.50%, 10/03/19		579	583,733
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		2,324	2,337,262
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		2,542	2,565,494
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		2,086	2,093,490
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		1,457	1,466,743
Ineos US Finance LLC, 3 year Term Loan, 2.19%, 5/04/15		384	386,566
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		1,450	1,449,419
MacDermid, Inc., Tranche C Term Loan, 2.31%, 4/11/14	EUR	881	1,142,698
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	2,486	2,476,343
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		3,472	3,502,704
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,801	1,787,076
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20	EUR	4,440	4,471,657

			25,940,337

Commercial Services & Supplies — 4.6%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19	USD	3,976	4,000,548
Altegrity, Inc.:
Term Loan, 5.00%, 2/21/15		905	896,520
Tranche D Term Loan, 7.75%, 2/20/15		1,201	1,211,086
ARAMARK Corp.:
Extended LC-3 Facility, 3.70%, 7/26/16		32	32,497
		Par (000)	Value
Floating Rate Loan Interests (b)

Commercial Services & Supplies (concluded)
ARAMARK Corp. (concluded):
Extended Letter of Credit, 3.70%, 7/26/16	USD	46	$46,555
AWAS Finance Luxembourg SA, Term Loan, 3.50%, 7/16/18		1,261	1,273,387
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		1,505	1,515,299
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		500	505,625
Garda World Security Corp., Term Loan B, 4.50%, 11/13/19		706	713,515
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		2,613	2,648,288
Learning Care Group (US) No. 2 Inc., Term Loan B, 6.00%, 5/08/19		1,150	1,152,162
Livingston International Inc., First Lien Term Loan, 5.00%, 4/16/19		1,360	1,362,557
Livingston International, Inc., Second Lien Term Loan, 9.00%, 4/16/20		895	908,425
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		1,347	1,357,842
Protection One, Inc., Term Loan, 4.25%, 3/21/19		2,435	2,453,672
Spin Holdco Inc., Term Loan B, 4.25%, 11/15/19		3,150	3,165,750
West Corp., Term Loan B8, 4.25%, 6/29/18		3,005	3,026,906

			26,270,634

Communications Equipment — 3.8%
Alcatel-Lucent USA, Inc.:
Term Loan B, 6.25%, 8/01/16		1,910	1,929,367
Term Loan C, 7.25%, 1/30/19		3,726	3,762,137
Term Loan D, 7.50%, 1/30/19	EUR	1,052	1,383,195
Arris Group, Inc.,, Term Loan B, 3.50%, 4/17/20	USD	770	769,523
Avaya, Inc.:
Extended Term Loan B3, 4.77%, 10/26/17		2,547	2,284,697
Term Loan B5, 8.00%, 3/30/18		646	616,570
CommScope, Inc., Term Loan, 3.75%, 1/12/18		1,954	1,971,690
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		1,580	1,595,313
Telesat Canada, Term Loan A, 4.83%, 3/24/17	CAD	2,469	2,369,333
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19	USD	5,134	5,133,748

			21,815,573

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Construction & Engineering — 0.9%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20	USD	1,700	$1,711,824
Centaur LLC:
First Lien Term Loan, 5.25%, 2/15/19		2,500	2,521,875
Second Lien Term Loan, 8.75%, 2/15/20		1,230	1,246,150

			5,479,849

Construction Materials — 1.5%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		8,367	8,427,904

Consumer Finance — 0.7%
Moneygram International, Inc, Term Loan B, 4.25%, 3/20/20		1,370	1,373,425
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		2,513	2,519,961

			3,893,386

Containers & Packaging — 1.7%
Berlin Packaging LLC:
First Lien Term Loan, 4.75%, 4/02/19		450	454,689
Second Lien Term Loan, 8.75%, 4/02/20		585	593,775
Clondalkin, Term Loan B, 5.75%, 5/28/20		1,035	1,035,000
Pact Group Pty Ltd., Term Loan B, 3.75%, 5/08/20		4,385	4,428,850
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		1,656	1,674,650
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		1,725	1,716,375

			9,903,339

Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		5,035	5,049,098
Crossmark Holdings, Inc., Term Loan, 4.50%, 12/20/19		1,027	1,027,425
VWR Funding, Inc., Extended Term Loan, 4.19%, 4/03/17		1,207	1,217,029

			7,293,552

Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00% - 5.25%, 1/30/20		2,818	2,836,958
Dundee Holdco 4 Limited, Term Loan, 5.50%, 3/28/20		915	920,719
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		238	224,593
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		2,402	2,409,036
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		3,800	3,799,753
		Par (000)	Value
Floating Rate Loan Interests (b)

Diversified Consumer Services (concluded)
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20	USD	2,840	$2,838,409

			13,029,468

Diversified Financial Services — 1.9%
ION Trading Technologies Ltd Inc:
First Lien Term Loan, 4.50%, 5/22/20		1,740	1,752,319
Second Lien Term Loan, 8.50%, 5/21/21		365	367,738
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/28/18		3,294	3,320,393
ROC Finance LLC, Term Loan, 5.00%, 5/15/19		1,080	1,087,560
Telesat LLC, Term Loan B, 3.50%, 3/28/19		779	783,148
WMG Acquisition Corp.:
Delayed Draw Term Loan 1, 4.25%, 7/06/20		1,502	1,493,498
Delayed Draw Term Loan 2, 3.75%, 7/06/20		233	231,387
Term Loan, 3.75%, 5/18/20		1,760	1,768,800

			10,804,843

Diversified Telecommunication Services — 4.6%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18		3,910	3,943,437
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		2,738	2,754,128
Integra Telecom Inc.:
Second Lien Term Loan, 9.75%, 2/21/20		1,070	1,098,847
Term Loan, 6.00%, 2/22/19		2,040	2,060,400
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		2,517	2,539,377
2019 Term Loan B, 5.25%, 8/01/19		1,085	1,099,246
Term Loan, 4.75%, 8/01/19		7,830	7,886,298
Syniverse Holdings, Inc., Delayed Draw Term Loan, 4.00%, 4/23/19		2,000	2,006,880
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		3,093	3,088,514

			26,477,127

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.50%, 4/29/20		2,300	2,291,375

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Electronic Equipment, Instruments & Components (concluded)
Flextronics International Ltd., Delayed Draw:
Sr TL Tranche A DD A-2, 2.44%, 10/01/14	USD	11	$11,451
Sr TL Tranche A DD A-3, 2.44%, 10/01/14		13	13,360

			2,316,186

Energy Equipment & Services — 1.4%
API Heat Transfer, Inc., Term Loan, 5.25%, 4/30/19		1,660	1,660,000
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		2,060	2,064,717
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		2,292	2,303,845
Tervita Corp., Term Loan, 6.25%, 5/15/18		1,030	1,041,206
Unifrax Corp., Term Loan, 4.25%, 11/28/18		963	968,007

			8,037,775

Food & Staples Retailing — 4.0%
Alliance Boots Holdings Ltd., Term Loan B1, 3.49%, 7/09/15	GBP	3,250	4,919,529
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 4/30/18	USD	5,525	5,597,543
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19		2,109	2,088,306
Rite Aid Corp.:
Second Lien Term Loan, 5.75%, 8/21/20		1,040	1,072,281
Term Loan 6, 4.00%, 2/21/20		875	879,559
Sprouts Farmers Markets Holdings, LLC, Term Loan, 4.50%, 4/23/20		1,510	1,510,000
Supervalu Inc, Term Loan B, 5.00%, 3/21/19		2,269	2,260,148
US Foods, Inc., Term Loan, 4.50%, 3/29/19		5,000	4,981,250

			23,308,616

Food Products — 2.6%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		2,354	2,368,083
Del Monte Foods Co., Term Loan, 4.00%, 3/08/18		2,801	2,811,592
Dole Food Co., Inc., Term Loan, 3.75%, 4/01/20		3,030	3,037,030
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		653	661,418
Performance Food Group Co., Second Lien Term Loan, 6.25%, 11/29/19		2,960	2,960,740
		Par (000)	Value
Floating Rate Loan Interests (b)

Food Products (concluded)
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20	USD	3,050	$3,050,000

			14,888,863

Health Care Equipment & Supplies — 5.1%
Arysta LifeScience Corp.:
First Lien Term Loan, 4.50%, 5/25/20		4,110	4,128,002
Second Lien Term Loan, 8.25%, 11/30/20		1,675	1,692,269
Bausch & Lomb, Inc., Term Loan B, 4.00%, 5/17/19		4,616	4,623,912
Biomet, Inc., Extended Term Loan B, 3.94% - 4.03%, 7/25/17		1,909	1,919,892
BSN Medical Acquisition Holding GmbH, Term Loan B1A, 5.00%, 8/28/19		1,680	1,694,700
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		1,549	1,552,292
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		4,601	4,658,588
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		4,125	4,149,195
IASIS Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		437	438,503
Immucor, Inc., Term Loan B2, 5.00%, 8/17/18		3,581	3,604,608
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		928	946,547

			29,408,508

Health Care Providers & Services — 5.0%
American Renal Holdings, Inc.:
First Lien Term Loan, 4.50%, 9/22/19		2,890	2,895,433
Second Lien Term Loan, 8.50%, 2/14/20		1,795	1,805,465
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		1,157	1,169,631
CHG Buyer Corp., First Lien Term Loan, 5.00%, 11/22/19		1,974	1,993,687
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		2,440	2,467,743
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		3,862	3,894,442
Term Loan B2, 4.00%, 11/01/19		1,778	1,797,253
Emergency Medical Services Corp., Term Loan, 4.00%, 5/25/18		2,476	2,489,218
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		1,292	1,330,532

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Health Care Providers & Services (concluded)
HCA, Inc.:
Extended Term Loan B4, 2.94%, 5/01/18	USD	1,139	$1,142,193
Term Loan B5, 3.03%, 3/31/17		827	829,621
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		1,008	995,432
Incremental Term Loan B3, 7.75%, 5/15/18		1,105	1,092,448
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 6/29/18		1,865	1,870,837
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		2,238	2,263,266
Vanguard Health Holdings Co. II LLC, Term Loan B, 3.75%, 1/29/16		742	748,502

			28,785,703

Health Care Technology — 1.6%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		3,205	3,221,426
Kinetic Concepts, Inc., Term Loan C1, 5.50%, 5/04/18		3,978	4,024,739
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,180	1,185,536
Merge Healthcare Inc, Term Loan B, 6.00%, 4/23/19		820	824,100

			9,255,801

Hotels, Restaurants & Leisure — 6.7%
Alpha D2 Ltd., Extended Term Loan B2, 6.00%, 4/30/19		1,592	1,609,296
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		1,627	1,645,268
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.44%, 1/26/18		555	495,465
Term Loan, 9.25%, 4/25/17		1,389	1,416,780
Golden Living, Term Loan, 5.00%, 5/04/18		1,634	1,572,243
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		13,473	12,294,112
Kasima LLC, Term Loan B, 3.25%, 5/14/21		2,420	2,424,550
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,382	2,387,155
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		1,055	1,054,240
Sabre, Inc., Term Loan B, 5.25%, 2/19/19		1,406	1,423,057
Six Flags Theme Parks, Inc., Term Loan B, 4.00%, 12/20/18		1,154	1,168,830
		Par (000)	Value
Floating Rate Loan Interests (b)

Hotels, Restaurants & Leisure (concluded)
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20	USD	5,280	$5,328,840
Travelport LLC:
Extended Delayed Draw Term Loan, 4.96%, 8/21/15		574	571,286
Second Lien Term Loan 1, 9.50%, 1/29/16		782	813,558
Twin River Worldwide Holdings, Inc., Term Loan B, 5.25%, 9/27/18		2,477	2,504,904
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		2,051	2,063,362

			38,772,946

Household Products — 1.4%
Anchor Hocking LLC, Term Loan, 7.50%, 5/06/20		420	424,200
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/19		2,033	2,047,660
Spectrum Brands, Inc., Term Loan, 4.50% - 5.50%, 12/17/19		4,011	4,054,607
Waddington North America Inc.:
First Lien Term Loan, 4.75%, 5/15/20		1,200	1,203,000
Second Lien Term Loan, 8.50%, 11/16/20		410	412,050

			8,141,517

Independent Power Producers & Energy Traders — 1.8%
The AES Corp., Term Loan B, 3.75%, 6/01/18		3,065	3,093,528
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		928	935,276
La Frontera Generation, LLC, Term Loan, 4.50%, 9/30/20		4,725	4,760,437
Star West Generation LLC, Term Loan B, 5.00%, 3/13/20		1,764	1,768,340

			10,557,581

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		4,581	4,624,880

Insurance — 2.3%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		1,835	1,844,577
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		2,843	2,854,559
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		1,620	1,629,121
Term Loan B2, 3.75%, 9/20/18		2,337	2,348,532

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Insurance (concluded)
Cooper Gay Swett & Crawford Ltd, First Lien Term Loan, 5.00%, 4/06/20	USD	1,845	$1,865,756
Cooper Gay Swett & Crawford Ltd., Second Lien Term Loan, 8.25%, 10/05/20		860	875,050
Cunningham Lindsey US, Inc., First Lien Term Loan, 5.00%, 12/10/19		1,596	1,609,965

			13,027,560

Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		2,237	2,266,663

IT Services — 4.8%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		928	932,313
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		4,118	4,145,036
First Data Corp.:
Extended 2018 Term Loan B, 4.20%, 3/23/18		9,919	9,874,053
Term Loan, 4.20%, 3/24/17		0.00	0.00
Term Loan, 4.20%, 9/24/18		1,740	1,731,056
Genpact International, Inc., Term Loan B, 4.25%, 8/30/19		2,882	2,907,571
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		1,015	923,222
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		1,162	1,176,614
Term Loan E, 4.00%, 3/08/20		650	656,909
TransUnion LLC, Term Loan, 4.25%, 2/10/19		5,505	5,543,750

			27,890,524

Leisure Equipment & Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		890	892,636

Life Sciences Tools & Services — 0.2%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		1,204	1,218,999

Machinery — 2.7%
Alliance Laundry Systems LLC:
Second Lien Term Loan, 9.50%, 12/10/19		573	584,182
Term Loan, 4.50%, 12/07/18		1,015	1,021,818
Dematic S.A., Term Loan, 5.25%, 12/27/19		2,459	2,477,279
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/30/20		3,435	3,433,557
Intelligrated, Inc., First Lien Term Loan, 4.50%, 7/30/18		1,990	2,002,437
Navistar International Corp., Term Loan B, 5.75%, 8/07/17		904	921,068
		Par (000)	Value
Floating Rate Loan Interests (b)

Machinery (concluded)
Rexnord LLC, Term Loan B, 3.75%, 4/02/18	USD	857	$866,671
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,838	2,838,483
Terex Corp., Term Loan B, 5.00%, 4/28/17	EUR	153	200,686
Wabash National Corp., Term Loan B, 4.50%, 5/02/19	USD	1,498	1,505,554

			15,851,735

Media — 13.5%
AMC Entertainment, Inc., Term Loan, 3.50%, 4/30/20		1,155	1,157,345
BBHI Acquisition LLC, Term Loan B, 4.50%, 12/14/17		3,836	3,839,872
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		2,329	2,348,268
Catalina Marketing Corp., Term Loan B, 5.69%, 9/29/17		2,217	2,249,889
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		783	614,565
Tranche 1 Incremental, 7.50%, 7/03/14		1,712	1,345,100
Charter Communications Operating LLC, Term Loan D, 3.00%, 4/10/20		2,035	2,022,648
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		1,635	1,517,467
Term Loan C, 3.84%, 1/29/16		184	169,485
Term Loan D, 6.94%, 1/22/19		5,890	5,496,478
Cumulus Media, Inc., First Lien Term Loan, 4.50%, 9/17/18		2,509	2,529,849
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		1,965	1,976,798
Fender Musical Instrument Corp., Term Loan B, 5.75%, 4/03/19		320	319,334
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		3,035	3,073,964
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		1,434	1,441,585
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		1,747	1,768,473
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 5.25%, 6/01/18		1,886	1,885,950
Hubbard Broadcasting, Term Loan B, 4.50%, 4/28/17		1,613	1,621,012
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		7,671	7,716,856
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		3,837	3,846,554
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/01/19		909	908,091

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	8

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Media (concluded)
Lavena Holding 4 GmbH:
Term Loan B, 2.62%, 3/06/15	EUR	912	$1,171,985
Term Loan C, 3.00%, 3/04/16		304	392,636
NEP Supershooters LP:
Second Lien Term Loan, 9.50%, 8/18/20	USD	571	589,526
Term Loan, 4.75%, 1/18/20		2,893	2,923,500
Nielsen Finance LLC, Term Loan E, 2.95%, 5/02/16		2,751	2,774,924
Rentpath, Inc., Term Loan B, 6.25%, 5/02/20		2,365	2,326,569
Salem Communications Corp., Term Loan B, 4.50%, 3/16/20		1,760	1,780,856
Sinclair Television Group Inc., Term Loan B, 3.00%, 4/09/20		1,895	1,904,134
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		3,095	3,086,639
UPC Financing Partnership, Term Loan AG, 3.87%, 3/26/21	EUR	1,272	1,656,609
Virgin Media Investment Holdings:
Term Loan B, 4.50%, 2/15/20	GBP	2,840	4,349,484
Term Loan B, 3.50%, 2/17/20	USD	4,085	4,077,116
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		761	765,074
WideOpenWest Finance LLC, Term Loan B, 4.75%, 3/26/19		2,248	2,263,479

			77,912,114

Metals & Mining — 4.5%
Ameriforge Group, Inc.:
First Lien Term Loan, 6.00%, 12/19/19		1,636	1,654,991
Second Lien Term Loan, 8.75%, 12/18/20		815	831,300
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20		3,655	3,714,394
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		6,290	6,319,072
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19		840	844,830
Novelis, Inc., Term Loan, 3.75%, 3/10/17		5,013	5,081,712
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		576	577,787
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		4,313	4,326,393
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		2,756	2,845,627

			26,196,106

Multiline Retail — 2.3%
99 Cents Only Stores, Term Loan, 5.25%, 1/11/19		2,002	2,029,046
Apex Tool Group LLC, Term Loan B, 4.50%, 2/01/20		2,115	2,128,557
		Par (000)	Value
Floating Rate Loan Interests (b)

Multiline Retail (concluded)
BJ's Wholesale Club, Inc.:
Replacement Term Loan, 4.25%, 9/26/19	USD	1,796	$1,801,033
Second Lien Term Loan, 9.75%, 3/26/20		1,230	1,260,135
HEMA Holding BV:
Second Lien Term Loan, 5.12%, 1/05/17	EUR	1,400	1,699,553
Term Loan B, 2.12%, 7/06/15		596	759,219
Term Loan C, 2.87%, 7/05/16		596	763,091
The Neiman Marcus Group, Inc., Extended Term Loan, 4.00%, 5/16/18	USD	2,620	2,617,275

			13,057,909

Oil, Gas & Consumable Fuels — 6.5%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		4,285	4,389,683
Everest Acquisition LLC, Term Loan B3, 3.50%, 5/24/18		2,880	2,893,680
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		3,315	3,353,200
GIM Channelview Cogeneration, LLC, Term Loan B, 4.25%, 5/04/20		1,995	1,999,987
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,800	1,809,370
Pacific Drilling S.A., Term Loan B, 4.50%, 5/30/18		2,430	2,439,866
Panda Temple Power LCC, Term Loan B, 7.25%, 4/03/19		1,560	1,593,150
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		2,585	2,630,237
Power Team Services, LLC:
Delayed Draw Term Loan, 0.50%, 5/06/20		106	105,622
First Lien Term Loan, 4.25%, 5/06/20		844	844,976
Second Lien Term Loan, 8.25%, 11/06/20		470	467,650
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		1,930	1,939,650
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		1,285	1,291,746
Teine Energy Ltd., Second Lien Term Loan, 7.50%, 5/09/19		1,685	1,689,213
Tesoro Corp., Term Loan B, 2.52%, 1/29/16		2,365	2,388,650
Total Safety US, Inc.:
First Lien Term Loan, 5.75%, 2/21/20		1,795	1,806,219

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Oil, Gas & Consumable Fuels (concluded)
Total Safety US, Inc. (concluded):
Second Lien Term Loan, 9.25%, 8/21/20	USD	693	$703,661
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		3,334	3,364,981
Term Loan B, 5.75%, 3/22/19		1,510	1,527,622

			37,239,163

Paper & Forest Products — 0.2%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18		1,385	1,412,700

Pharmaceuticals — 4.3%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		4,862	4,875,894
Par Pharmaceutical, Term Loan B, 4.25%, 9/30/19		4,701	4,706,140
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		4,796	4,827,671
Quintiles Transnational Corp., Term Loan B, 4.50%, 6/08/18		2,647	2,672,570
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		398	399,145
Valeant Pharmaceuticals International, Inc.:
Term Loan C1, 3.50%, 12/11/19		2,693	2,707,982
Term Loan D1, 3.50%, 2/13/19		2,963	2,977,544
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/18		420	422,636
Term Loan B1, 4.25%, 3/15/18		966	970,891
Term Loan B2, 4.25%, 3/15/18		342	344,035

			24,904,508

Professional Services — 2.0%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		2,806	2,824,615
Emdeon, Inc., Term Loan B2, 3.75%, 11/02/18		3,265	3,285,107
ON Assignment, Inc, Term Loan B, 3.50%, 4/30/20		1,150	1,156,095
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,860	1,846,050
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19		2,625	2,629,547

			11,741,414

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		3,045	3,074,288

		Par (000)	Value
Floating Rate Loan Interests (b)

Real Estate Management & Development — 1.6%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16	USD	249	$251,518
Extended Term Loan, 4.50%, 3/05/20		9,000	9,080,640
Letter of Credit, 6.20%, 10/10/13		92	91,446

			9,423,604

Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 2.19%, 9/29/17		1,153	1,155,573
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		1,004	1,012,780

			2,168,353

Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc., Term Loan B4, 5.00%, 3/02/20		3,470	3,485,476
NXP BV, Term Loan C, 4.75%, 1/11/20		1,840	1,877,195

			5,362,671

Software — 4.0%
Blackboard, Inc., Term Loan B2, 6.25%, 10/04/18		496	503,914
CompuCom Systems, Inc., Term Loan B, 4.25%, 5/08/20		875	878,281
Evertec, Inc., Term Loan B, 3.50%, 4/15/20		1,070	1,067,057
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 10/22/20		975	989,625
Term Loan B, 5.25%, 11/01/19		1,916	1,927,542
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18		4,797	4,842,165
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		1,505	1,572,725
RP Crown Parent LLC, First Lien Term Loan, 6.75%, 12/21/18		1,561	1,582,069
Sophia LP, Term Loan B, 4.50%, 7/19/18		2,751	2,768,485
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		3,427	3,443,826
Term Loan B-2, 5.00%, 6/07/19		354	356,258
StoneRiver Holdings, Inc.:
First Lien Term Loan, 4.75%, 11/20/19		1,975	1,975,829
Second Lien Term Loan, 8.75%, 11/20/20		980	980,000

			22,887,776

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	10

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Specialty Retail — 7.0%
Academy Ltd., Term Loan, 4.50%, 8/03/18	USD	3,456	$3,486,003
Atlantic Aviation FBO Inc., Term Loan B, 3.25%, 5/20/20		580	580,545
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19		2,646	2,657,037
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		620	623,238
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		3,700	3,721,596
Equinox Holdings, Inc, Repriced Term Loan B, 4.25%, 1/31/20		1,965	1,977,281
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		161	157,090
Harbor Freight Tools USA, Inc., Term Loan B, 6.50%, 11/14/17		1,990	2,016,489
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		1,270	1,278,524
Leslie's Poolmart, Inc., Term Loan B, 5.25%, 10/16/19		3,197	3,225,770
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		2,955	2,967,529
Party City Holdings, Inc., Term Loan B, 4.25%, 7/29/19		5,265	5,266,316
PETCO Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,414	3,443,452
Reddy Ice Corp.:
First Lien Term Loan, 6.75% - 7.75%, 3/28/19		2,495	2,504,356
Second Lien Term Loan, 10.75%, 11/01/19		1,195	1,195,000
SRAM LLC, Term Loan B, 4.00% - 5.25%, 6/07/18		847	847,688
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,727	1,718,601
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		796	788,292
Term Loan B3, 5.25%, 5/25/18		165	163,463
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		1,704	1,704,776

			40,323,046

Textiles, Apparel & Luxury Goods — 1.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		3,995	4,014,624
PVH Corp., Term Loan B, 3.25%, 2/13/20		1,645	1,651,991
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19		2,149	2,169,163

			7,835,778

		Par (000)	Value
Floating Rate Loan Interests (b)

Thrifts & Mortgage Finance — 0.6%
Insight Global, Inc., First Lien Term Loan, 6.00%, 10/31/19	USD	1,955	$1,969,763
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		1,645	1,664,197

			3,633,960

Trading Companies & Distributors — 0.4%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19		2,199	2,212,289

Wireless Telecommunication Services — 2.1%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		2,130	2,140,311
Light Tower Fiber LLC, First Lien Term Loan, 4.50%, 4/13/20		2,690	2,711,870
Vodafone Americas Finance 2, Inc. (h):
PIK Term Loan, 6.88%, 8/11/15		5,870	5,943,773
PIK Term Loan B, 6.25%, 7/11/16		1,238	1,268,437

			12,064,391

Total Floating Rate Loan Interests – 132.2%			762,330,843

Other Interests (i)		Beneficial Interest (000)

Auto Components — 0.0%
Intermet Liquidating Trust Class A (c)		256	—

Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (c)		9,750	98

Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interest (c)		1	1,000,808

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		360	4

Household Durables — 0.3%
Stanley Martin, Class B Membership Units (c)		1	1,633,750

Total Other Interests – 0.5%			2,634,660

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Securities

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	77,100	$2,044,572

Warrants (j)

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (Expires 3/31/15)	143,928	107,946

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	358	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	—

		—

Total Warrants – 0.0%		107,946

Total Long-Term Investments (Cost – $856,422,356) – 149.2%		860,083,826

	Shares	Value
Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(l)	11,736,349	$11,736,349

Total Short-Term Securities (Cost – $11,736,349) – 2.0%		11,736,349

Options Purchased

Total Options Purchased (Cost – $43,022) – 0.0%		—

Total Investments (Cost - $868,201,727*) – 151.2%		871,820,175
Liabilities in Excess of Other Assets – (51.2)%		(295,053,253)

Net Assets – 100.0%		$576,766,922

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$867,354,322

Gross unrealized appreciation		$19,085,734
Gross unrealized depreciation		(14,619,881)

Net unrealized appreciation		$4,465,853

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Goldman Sachs Group, Inc.	$3,048,200	$(41,800)

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,779,337	9,957,012	11,736,349	$2,622

(l)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	2,826,000	USD	4,298,728	Citigroup, Inc.	7/17/13	$(6,150)
GBP	3,155,000	USD	4,880,264	Goldman Sachs Group, Inc.	7/17/13	(87,949)
USD	3,727,768	CAD	3,805,000	Barclays Plc	7/17/13	61,435
USD	4,392,212	GBP	2,869,000	Barclays Plc	7/17/13	34,319
USD	4,232,730	GBP	2,815,000	Citigroup, Inc.	7/17/13	(43,140)
USD	4,804,821	GBP	3,150,000	Goldman Sachs Group, Inc.	7/17/13	20,101
USD	8,754,936	EUR	6,707,000	Barclays Plc	7/23/13	35,133
USD	2,216	EUR	1,694	Citigroup, Inc.	7/23/13	14
USD	346,158	EUR	263,000	Goldman Sachs Group, Inc.	7/23/13	4,231

Total	$17,994

•	Over-the-counter options purchased as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	44	—

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•		Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co	12/20/15	CCC-	USD	538	$51,034
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	149	7,804
Goodyear Tire & Rubber Co.	5.00%	Barclays Plc.	12/20/15	CCC-	USD	1,112	23,021
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc.	3/20/16	CCC-	USD	2,000	(41,761)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	389	(25,090)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	593	(34,248)

Total							$(19,240)

[1]	Using Standard & Poor's rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•		Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed Securities	—	—	$20,763,109	$20,763,109
Common Stocks	$1,768,443	$2,972,031	1,525,371	6,265,845
Corporate Bonds	—	61,930,297	4,006,554	65,936,851
Floating Rate Loan Interests	—	688,381,859	73,948,984	762,330,843
Other Interests	—	—	2,634,660	2,634,660
Preferred Securities	2,044,572	—	—	2,044,572
Warrants	—	—	107,946	107,946
Short-Term Securities	11,736,349	—	—	11,736,349
Total	$15,549,364	$753,284,187	$102,986,624	$871,820,175

Level 1		Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$81,859	—	$81,859
Foreign currency exchange Contracts	—	155,233	—	155,233
Liabilities:
Credit contracts	—	(101,099)	—	(101,099)
Foreign currency exchange Contracts	—	(137,239)	—	(137,239)
Total	—	$(1,246)	—	$(1,246)

[1]	Derivative financial instrument are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,113,545	—	—	$3,113,545
Foreign currency at value	148,500	—	—	148,500
Cash pledged as collateral for swaps	620,000	—	—	620,000
Liabilities:
Loans payable	—	$(229,000,000)	—	(229,000,000)
Total	$3,882,045	$(229,000,000)	—	$(225,117,955)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:	$7,043,642	$6,034	$2,355,204	$23,180,519	$835,765	$ —	$33,421,164
Opening Balance, as of August 31, 2012
Transfers into Level 3[1]	—	215	—	4,939,411	—	—	4,939,626
Transfers out of Level 3[2]	—	—	—	(7,035,644)	—	—	(7,035,644)
Accrued discounts/premiums	70,795	—	67,823	170,864	—	—	309,482
Net realized gain (loss)	270,089	—	291,984	96,717	—	—	658,790
Net change in unrealized appreciation/Depreciation[3]	1,383,861	(5,447,016)	(156,088)	1,701,319	(909,077)	107,942	(3,319,059)
Purchases	15,960,832	6,966,138	3,200,581	77,467,798	4,118,069	4	107,713,422
Sales	(3,966,110)	—	(1,752,950)	(26,572,000)	(1,410,097)	—	(33,701,157)
Closing Balance, as of May 31, 2013	$20,763,109	$1,525,371	$4,006,554	$73,948,984	$2,634,660	$107,946	$102,986,624

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,035,644 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(4,228,949).

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $93,556,806. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$ 18,125	Market Comparable Companies	EBITDA Multiple	5.50x
	1,413,743	Market Comparable Companies	Offshore EBITDA Multiple	8.75x
		Market Comparable Companies	Onshore EBITDA Multiple	4.75x
Corporate Bonds	3,086,994	Market Comparable Companies	EBITDA Multiple	5.50x
Floating Rate Loan Interests[2]	1,420,659	Adjusted Third Party Price	Illiquidity Discount	1.00%

	1,718,601	Market Comparable Yield Analysis	Yield	8.13%
Other Interests[3]	1,663,750	Discounted Cash Flow	Perpetuity Growth Rate	3.50%
			Free Cash Flow	$14.80-$35.20[4]
			Weighted Cost of Capital	11.30%
Warrants	107,946	Market Comparable Companies	EBITDA Multiple	5.50x
Total	$ 9,429,818

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	16

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Offshore EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Yield	Decrease	Increase
Perpetuity Growth Rate	Increase	Decrease
Free Cash Flow	Increase	Decrease
Weighted Cost of Capital	Decrease	Increase

2 For the period ended May 31, 2013, the valuation technique for certain investments classified as floating rate loan interests changed to an adjusted third party price. The investment was previously valued using acquisition cost. A third party price became available for this investment. The third party price was adjusted due to illiquidity which is considered to be a more relevant measure of fair value for this investment.

3 For the period ended May 31, 2013, the valuation technique for other interests changed from a market approach to an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to this investment. Therefore, the income approach is considered to be a more relevant measure of fair value for this investment.

4 Amount is in millions.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2013	17

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 25, 2013